RESTRICTED CASH	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Restricted Cash
RESTRICTED CASH

5 – RESTRICTED CASH

The Company held $562,410 in restricted cash as of March 31, 2015 and December 31, 2014, respectively. The balances are primarily held on deposit with a bank to collateralize standby letters of credit in the name of our facility lessors in accordance with our facility lease agreements.

5 – RESTRICTED CASH

We held $562,410 and $32,666 in restricted cash as of December 31, 2014 and December 31, 2013, respectively. The balances are primarily held on deposit with a bank to collateralize standby letters of credit in the name of our facility lessors in accordance with our facility lease agreements.